UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/14

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 99.0%
Consumer Discretionary 1.2%
SPDR S&P Homebuilders ETF	163,900	$5,174,323

Diversified REITs 7.3%
American Assets Trust Inc.	183,100	6,128,357
Liberty Property Trust	72,000	2,620,800
Spirit Realty Capital Inc.	174,800	1,852,880
Vornado Realty Trust	211,345	19,407,811
WP Carey Inc.	33,600	1,985,088
		31,994,936
Hotels, Resorts & Cruise Lines 2.1%
Starwood Hotels & Resorts Worldwide Inc.	120,700	9,017,497

Industrial REITs 6.4%
Prologis Inc.	573,861	22,242,852
STAG Industrial Inc.	267,200	5,734,112
		27,976,964
Office REITs 14.2%
Alexandria Real Estate Equities Inc.	44,100	3,092,733
Boston Properties Inc.	128,100	13,846,329
Brandywine Realty Trust	504,400	7,187,700
Coresite Realty Corp.	68,700	2,107,716
Digital Realty Trust Inc.	64,100	3,268,459
Douglas Emmett Inc.	230,100	5,851,443
Highwoods Properties Inc.	162,000	6,016,680
Kilroy Realty Corp.	158,800	8,384,640
SL Green Realty Corp.	129,400	12,133,838
		61,889,538
Real Estate Development 1.1%
[a]Howard Hughes Corp.	39,800	4,965,846

Residential REITs 14.4%
Apartment Investment & Management Co., A	246,900	6,905,793
AvalonBay Communities Inc.	86,572	10,691,642
BRE Properties Inc.	60,800	3,593,280
Camden Property Trust	30,700	1,897,874
Equity Lifestyle Properties Inc.	130,400	5,126,024
Equity Residential	278,944	15,447,919
Essex Property Trust Inc.	53,800	8,520,306
Post Properties Inc.	69,800	3,275,714
UDR Inc.	298,362	7,262,131
		62,720,683
Retail REITs 26.5%
CBL & Associates Properties Inc.	112,500	1,911,375
DDR Corp.	605,707	9,491,429
Federal Realty Investment Trust	37,600	4,098,400
General Growth Properties Inc.	579,600	11,673,144
Kimco Realty Corp.	556,200	11,630,142
The Macerich Co.	117,621	6,657,348
Ramco-Gershenson Properties Trust	227,800	3,637,966
Realty Income Corp.	101,800	4,151,404
Regency Centers Corp.	82,300	3,961,922
Simon Property Group Inc.	302,300	46,808,132
Tanger Factory Outlet Centers Inc.	141,000	4,706,580
Taubman Centers Inc.	39,600	2,574,792
Weingarten Realty Investors	156,100	4,525,339
		115,827,973
Specialized REITs 25.8%
CubeSmart	239,200	3,942,016
Extra Space Storage Inc.	182,600	8,337,516

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
HCP Inc.	279,300	10,934,595
Health Care REIT Inc.	272,600	15,788,992
Host Hotels & Resorts Inc.	892,000	16,403,880
Pebblebrook Hotel Trust	268,100	8,077,853
Public Storage	134,900	21,258,891
Sabra Health Care REIT Inc.	147,900	4,278,747
Senior Housing Properties Trust	57,300	1,290,396
Sunstone Hotel Investors Inc.	307,000	3,938,810
Ventas Inc.	299,150	18,663,969
		112,915,665
Total Common Stocks and Other Equity Interests (Cost $282,065,590)		432,483,425

Short Term Investments (Cost $4,852,804) 1.1%
Money Market Funds 1.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	4,852,804	4,852,804
Total Investments (Cost $286,918,394) 100.1%		437,336,229
Other Assets, less Liabilities (0.1)%		(458,900)
Net Assets 100.0%		$436,877,329

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust
SPDR	-	S&P Depositary Receipt

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3.	INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$318,130,938

Unrealized appreciation	$120,676,781
Unrealized depreciation	(1,471,490)
Net unrealized appreciation (depreciation)	$119,205,291

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2014